State Street My2029 Municipal Bond ETF Expense Example - State Street My2029 Municipal Bond ETF - State Street My2029 Municipal Bond ETF	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 20
Expense Example, with Redemption, 3 Years	64
Expense Example, with Redemption, 5 Years	113
Expense Example, with Redemption, 10 Years	$ 255